Segment information (Details 2) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net sales:
Net sales	¥ 1,028,385	¥ 875,109	¥ 709,270
Long-lived assets:
Long-lived assets	338,978	298,673
Japan
Net sales:
Net sales	268,416	238,278	213,169
Long-lived assets:
Long-lived assets	94,850	95,652
U.S.A.
Net sales:
Net sales	174,521	132,117	99,260
Long-lived assets:
Long-lived assets	28,049	23,519
Singapore
Net sales:
Net sales	70,956	63,950	55,712
Long-lived assets:
Long-lived assets	479	1,337
Thailand
Net sales:
Net sales	90,813	85,435	81,678
Long-lived assets:
Long-lived assets	40,598	37,925
The Philippines
Net sales:
Net sales	28,699	24,506	18,543
Long-lived assets:
Long-lived assets	16,366	12,904
China
Net sales:
Net sales	235,409	197,134	150,631
Long-lived assets:
Long-lived assets	80,957	64,913
Other
Net sales:
Net sales	159,571	133,689	¥ 90,277
Long-lived assets:
Long-lived assets	¥ 77,679	¥ 62,423